LEASES (Tables)	12 Months Ended
Jun. 30, 2022
LEASES
Summary of operating lease related assets and liabilities recorded on the balance sheets

	June 30,	June 30,	June 30,
	2021	2022	2022
	RMB	RMB	U.S. Dollars
Rights of use lease assets, net	¥7,925,930	¥5,440,590	$812,305

Operating lease liabilities – current	2,226,832	3,892,774	581,209
Operating lease liabilities – non-current	4,792,101	2,184,635	326,176
Total operating lease liabilities	¥7,018,933	¥6,077,409	$907,385

Summary of weighted average remaining lease terms and discount rates for all of operating leases

	June 30, 2021	June 30, 2022
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.59	1.73
Weighted average discount rate	5.0%	5.0%

Summary of maturities of lease liabilities

Twelve months ending June 30,	RMB	U.S. Dollars
2023	¥4,073,072	$608,128
2024	2,222,504	331,830
Total lease payments	6,295,576	939,958
Less: imputed interest	(218,167)	(32,573)
Present value of lease liabilities	6,077,409	907,385
Less: operating lease liabilities – current	3,892,774	581,209
Operating lease liabilities – non-current	¥2,184,635	$326,176